GS Mortgage-Backed Securities Trust 2021-RPL2 ABS-15G

Exhibit 99.4 Schedule 1

Recovco Due Diligence Review Narrative

(GSMBS 2021-RPL2)

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client. The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:

(1) Type of assets that were reviewed.

Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of Goldman Sachs Mortgage Company (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from August 2018 through March 2020 via files imaged and provided by Client or its designee for review.

(2)	Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

▪ “Compliance Review”:	365 mortgage loans
▪ “Data Integrity Review”:	Not Applicable
▪ “Collection Comment Review”:	Not Applicable
▪ “Payment History Review”:	Not Applicable
▪ “Title Review”:	Not Applicable
▪ “Title Lien Alert Review”	Not Applicable
▪ “Modification Review”	13 mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.

The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody’s Investors Service, Inc.	Global Structured Finance Data Quality Evaluation Approach (Appendix 2 for US RMBS TPR) and Moody’s Approach to Rating US RMBS Using the MILAN Framework dated April 1, 2020
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016

Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business	Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Loans In; U.S. RMBS Transactions, April 30, 2010
DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Rating Criteria dated May 4, 2021
Kroll Bond Rating Agency, LLC	US RMBS Rating Methodology, dated February 2, 2021

(4) Quality or integrity of information or data about the assets: review and methodology.

Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not Applicable

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents: These are seasoned loans and wherever appropriate, alternative documentation was reviewed. For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed the residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.         Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.        review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.        timing of initial and re-

disclosed TIL(s); c) Tolerances

(§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.         Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.           The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.          The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review

Recovco reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:

•	Initial application (1003);

•	Sales contract;

•	Hazard and/or flood insurance policies;

•	Copy of note for any junior liens;

•	Appraisal;

•	Title/Preliminary Title;

•	Initial TIL;

•	Final 1003;

•	Final TIL;

•	HUD from sale of previous residence;

•	Initial and final GFE’s;

•	Changed circumstance documentation;

•	Final HUD-1;

•	Right of Rescission Disclosure;

•	Mortgage/Deed of Trust;

•	Note;

•	Mortgage Insurance;

•	Tangible Net Benefit Disclosure;

•	Subordination Agreement;

•	FACTA disclosures;

•	Notice of Special Flood Hazards; and

•	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY

For the 34 mortgage loans in the Collection Comment Review, Recovco utilized individual loan collection comment reports provided by the related servicer.

TITLE REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY SUMMARY

Not Applicable

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)

The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
* Transmittal (1008) is Missing (Lvl 2)	234
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	217
* Good Faith Estimate missing or unexecuted (Lvl 2)	203
* Missing initial TIL disclosure (Lvl 2)	183
* Missing credit report (Lvl 2)	160
* Final TIL Missing or Not Executed (Lvl 2)	150
* Application Missing (Lvl 2)	138
* ComplianceEase TILA Test Failed (Lvl 2)	115
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	111
* Missing Appraisal (Lvl 2)	92

* HUD-1 Closing Statement missing or unsigned (Lvl 3)	59
* Final 1003 is Missing (Lvl 2)	53
* Missing Title evidence (Lvl 2)	48
* Not all borrowers signed TIL (Lvl 2)	40
* Loan program disclosure missing or unexecuted (Lvl 2)	38
* Right of Rescission missing or unexecuted (Lvl 2)	33
* TIL not hand dated (Lvl 2)	29
* Appraisal not dated (Lvl 2)	29
* Note is missing or unexecuted (Lvl 3)	25
* Prepayment Rider Missing (Lvl 2)	18
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)	18
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	17
* TIL transaction date missing (Lvl 2)	13
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	13
* Final Application is missing (Lvl 2)	12
* Settlement date is different from note date (Lvl 2)	12
* Mortgage missing / unexecuted (Lvl 2)	12
* Loan appears modified. Mod missing or unexecuted (Lvl 2)	10
* Right to receive copy of appraisal is Missing (Lvl 2)	10
* Missing Doc (Lvl 2)	10
* Good Faith Estimate missing or unexecuted (Lvl 3)	9
* Not all borrowers signed HUD (Lvl 2)	9
* Application Missing (Lvl 3)	9
* Transmittal (1008) is Missing (Lvl 3)	8
* Special information booklet is Missing (Lvl 2)	8
* Missing required 1-4 family rider (Lvl 2)	7
* Final TIL Date after actual transaction date (Lvl 2)	6
* Property is Manufactured Housing (Lvl 2)	5
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	5
* Final 1003 is Missing (Lvl 3)	4
* Missing Appraisal (Lvl 3)	4
* Credit report >90 days old at closing (Lvl 2)	3
* Right of Rescission missing or unexecuted (Lvl 3)	3
* Missing Title evidence (Lvl 3)	3
* MI, FHA or MIC missing and required (Lvl 2)	3
* Condo / PUD rider Missing (Lvl 2)	3
* ComplianceEase State Regulations Test Failed (Lvl 2)	2
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)	2
* Mortgage - Missing required ARM Rider (Lvl 3)	2
* Loan program disclosure missing or unexecuted (Lvl 3)	2
* Prepayment Rider Missing (Lvl 3)	2

* ROR not hand dated by borrower(s) (Lvl 2)	1
* ComplianceEase State Regulations Test Failed (Lvl 3)	1
* ComplianceEase State Regulations Test Failed (Lvl R)	1
* Loan has escrow holdback. No proof it was released (Lvl 2)	1
* Right to receive copy of appraisal is Missing (Lvl 3)	1
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	1
* State Specific Disclosure (Lvl 2)	1
* ComplianceEase Exceptions Test Failed (Lvl 2)	1
* Mortgage missing / unexecuted (Lvl 3)	1
* Special information booklet is Missing (Lvl 3)	1
* Appraisal dated after closing (Lvl 2)	1
* Good Faith Estimate missing or unexecuted (Lvl R)	1
* Credit score not provided (Lvl 2)	1
* Not all borrowers signed HUD (Lvl 3)	1
* Mortgage not properly executed (Lvl 3)	1
* Initial Truth in Lending Disclosure is Missing (Lvl 2)	1
* Final TIL Missing or Not Executed (Lvl 3)	1
Grand Total	2218

COMPLIANCE REVIEW RESULTS SUMMARY

After review of the 365 mortgage loans, 15 mortgage loans had a rating grade of “A / RA”, 270 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and 80 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	15	4.11%
B / RB	270	73.97%
C / RC	0	00.00%
D / RD	80	21.92%

DATA INTEGRITY REVIEW RESULTS SUMMARY

Not Applicable

TITLE LIEN REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY REVIEW SUMMARY

Not Applicable

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

MODIFICATION REVIEW SUMMARY

For 13 mortgage loans Recovco captured and reported the data from the modification agreements.

Loan Lists:

Compliance

Loan #1
3302576842
6069235296
6074630556
6077216528
6085236310
6306067726
6919694122
6970262736
6142844759
6985481495
6265598638
6553104107
1045973
4992336
3301391425
3301433169
3301474379
3301510438
3301871723
3302113786
3302167832
3302294354
3302472125
3302608439
3302633841
3302639814
3302723477
3302830082
3302866342
3302973726
3302986694
3303233294
3303414548
3303483980
3303487429
3303544427

3303555175
3303567451
3303609691
6008760800
6023966788
6046371834
6063014036
6066631612
6075099397
6075701968
6082618312
6091467479
6098181784
6106502484
6115672179
6120053746
6143123260
6157868446
6168637509
6178072101
6218104757
6218233184
6231408045
6237620395
6250326292
6294586331
6299049533
6302665804
6310537276
6317735667
6324044178
6333353107
6352424417
6356007895
6356158284
6378896028
6386610320

6397772846
6422488145
6424564414
6881564741
6908424309
6926547107
6927278124
6945518998
6965126169
6978384045
3301588269
3302677608
3302768845
3302804806
3303529345
3303728657
6014522947
6015974980
6030226432
6429253377
6438864321
6614802855
6884065860
6948975419
6967557577
6984063450
3301714642
3301802637
3301969600
3301976100
3302383546
3302517523
3302558642
3302623669
3302629526
3302683580
3303139343

3303733046
3303792620
3303796522
3303805117
6041996452
6047616591
6094103600
6116779957
6142124079
6181237733
6183620662
6190946183
6236543028
6261915455
6287909037
6321220003
6330435584
6344709537
6355209187
6357528865
6447601060
6459419039
6464733200
6474606107
6478231803
6479771229
6485973140
6503413020
6514380200
6514876009
6522417036
6523663380
6530409058
6539945870
6563930046
6591763138
6592156134

6593611087
6600216219
6605481594
6612464435
6626705211
6636747914
6637135424
6644044627
6649320865
6654132353
6656172183
6677306844
6705625603
6707600877
6708813396
6712271458
6744338879
6755254486
6765247231
6777714582
6786251691
6808452277
6811260857
6833230912
6834907534
6852466439
6856424897
6857418708
6869021987
6872033268
6890320408
6891363662
6906308926
6934565992
6938005938
6938300230
6941754126
6957151985
3302281898
3302647593
3303658474

3303832400
6143795828
6291157821
6318092316
6506109260
6510728444
6606048376
6618832932
6647469557
6648301098
6660357341
6679936747
6697724356
6703296753
6711989266
6728066728
6728618353
6740009110
6764230451
6789071393
6790442591
6803394854
6811628822
6894895207
6912334262
6954139769
6966034461
6991078442
3303301968
1028722
1056561
106465073
1066210
1071842
111213020
111727553
111768268
1129194
11405358
1150886
1151753

1157597
1357510
1394614
1408697
1415728
1420569
1447222
16911323
170073
18617415
24196765
281012267
31128937
322578394
3335134
3830575
4072903
407505
4394040
4702100
4820077
4923291
5005112
5069424
5146700
5181236
5298963
53507767
55268932
7001518
7003609
7011492
7011520
7012299
7012469
7013065
7013399
7014314
7014531
7014962

7145694720
7437306
7497033
7550109
7573630
7676721
8003961
8388894
8707512
8909716
8943798
9482760
961863
9738655
9788919
3301771170
3301995472
3302188366
3302266683
3302341452
3302356351
3302477843
3303530327
3303540862
6012208077
6169013080
6196951310
6197295386
6231591956
6252958357
6292691133
6319310352
6326453740
6367827810
6411410308
6805295984
6961301725
3302238518
3302325570
3302348820

6117136421
6337699430
6971323040
3301693390
3301989194
3302314996
3302640192
6081077411
6129984487
6180335975
6391139919
6449571469
6572516810
6614056858
6616682412

6648304100
6657967326
6663947205
6664015804
6751495711
6829930343
6840064973
3301961029
6148963918
6517132921
6623996839
6648549894
6868014611
15075534
15087976

15388143
20335170
5330716
66083393
7145696113
7460786
274327
278230
278526
286497
286587
287098
288856
482913035
1461379007

1461424418
1461517249
261244
264097
265193
281430
288692
289789
291885
260224
288326

Modification

Loan Number
1461379007
1461424418
1461517249
264097
274327
278230
278526
281430
286587
287098
288692
289789
578372211